Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Commitments and Contingencies [Abstract]
Operating lease expiration period			2023		2023
Reimbursement for leasehold improvement			$ 270		$ 270
Rental expense	$ 166	$ 111	$ 422	$ 283	$ 440	$ 500	$ 519